Equity (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October 31, 2022 and October 31, 2021.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instruments and millions of Canadian dollars)	October 31, 2022		October 31, 2021
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,823.9	$23,066	1,816.1	$22,487
Proceeds from shares issued on exercise of stock options	1.8	120	2.8	165
Shares issued as a result of dividend reinvestment plan	17.0	1,442	5.0	414

Purchase of shares for cancellation and other	(21.0)	(265)	–	–
Balance as at end of year – common shares	1,821.7	$24,363	1,823.9	$23,066
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350
Series 24	18.0	450	18.0	450
Series 27	0.8	850	–	–

Series 28	0.8	800	–	–

	159.6	$5,600	158.0	$3,950
Other Equity Instruments 1
Limited Recourse Capital Notes – Series 1	1.8	$1,750	1.8	$1,750
Limited Recourse Capital Notes – Series 2	1.5	1,500	–	–

Limited Recourse Capital Notes – Series 3 2	1.7	2,403	–	–

	5.0	5,653	1.8	1,750
Balance as at end of year – preferred shares and other equity instruments	164.6	$11,253	159.8	$5,700
Treasury – common shares 3
Balance as at beginning of year	1.9	$(152)	0.5	$(37)
Purchase of shares	116.6	(10,852)	136.8	(10,859)

Sale of shares	(117.5)	10,913	(135.4)	10,744
Balance as at end of year – treasury – common shares	1.0	$(91)	1.9	$(152)
Treasury – preferred shares and other equity instruments 3
Balance as at beginning of year	0.1	$(10)	0.1	$(4)
Purchase of shares and other equity instruments	3.0	(255)	5.3	(205)

Sale of shares and other equity instruments	(3.0)	258	(5.3)	199
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(7)	0.1	$(10)

1	For LRCNs , the number of shares represents the number of notes issued.
2
For LRCNs – Series 3, the amount represents the Canadian dollar equivalent of the US dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments – Significant Terms and Conditions” table for further details.

3	When the Bank purchases its own equity instruments as part of its trading busin e ss, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.

Preferred Shares and Other Equity Instruments – Significant Terms and Conditions
(millions of Canadian dollars)
	Issue date	Annual yield (%) 1	Dividend frequency 1	Reset spread (%) 1	Next redemption/ conversion date 1,2	Convertible into 1,2
NVCC Rate Reset Preferred Shares
Series 1	June 4, 2014	3.662	Quarterly	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	Quarterly	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	Quarterly	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	Quarterly	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	Quarterly	2.87	October 31, 2025	Series 10
Series 16 3	July 14, 2017	6.301	Quarterly	3.01	October 31, 2027	Series 17
Series 18	March 14, 2018	4.70	Quarterly	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	Quarterly	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	Quarterly	3.27	April 30, 2024	Series 23
Series 24	June 4, 2019	5.10	Quarterly	3.56	July 31, 2024	Series 25
Series 27	April 4, 2022	5.75	Semi-annual	3.317	October 31, 2027	–
Series 28	July 25, 2022	7.232	Semi-annual	4.20	October 31, 2027	–

	Issue date	Annual yield (%)	Coupon frequency	Reset spread (%)	Next redemption date	Recourse to Preferred Shares	4
Other Equity Instruments
NVCC Limited Recourse Capital Notes 4 ,5
Series 1	July 29, 2021	3.6	Semi-annual	2.747	October 31, 2026	Series 26
Series 2	September 14, 2022	7.283	Semi-annual	4.10	October 31, 2027	Series 29
Series 3 6	October 17, 2022	8.125	Quarterly	4.08	October 31, 2027	Series 30
1
Non-cumulative
preferred dividends for each series are payable as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90-day
Government of Canada Treasury bill yield plus the noted reset spread unless otherwise stated.

2
Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every 5 years thereafter. Preferred Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.

3
On October 19, 2022, the Bank announced that none of its 14
million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series
16 (“Series 16 Shares”) would
 be converted on October 31, 2022 into Non-Cumulative Floating Rate Preferred Shares NVCC, Series
17 (“Series 17 Shares”). As
 had been previously announced on October 3, 2022, the dividend rate for the Series 16 Shares for the 5-year period from and including October 31, 2022 to but excluding October 31, 2027, if declared, is payable at a per annum rate of
6.301%.

4
LRCN Preferred Share Series 26 and Series 29 were issued at a price of $
1,000
pe
r share and LRCN Preferred Share Series 30 was issued at
 a price of
US$
1,000
per share. The LRCN Preferred Shares are eliminated on the Bank’s consolidated balance sheet.

5
LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every
5 years thereafter to equal the then 5-year Government of Canada bond yield plus the noted reset spread.

6
LRCN Series 3 is denominated in US dollars. The interest rate on LRCN Series 3 will reset on the next interest reset date and every 5 years thereafter to equal the then 5-year US Treasury yield plus the noted reset spread.